Investor & Service Class | AMG Yacktman Special Opportunities Fund

AMG FUNDS

AMG YACKTMAN SPECIAL OPPORTUNITIES FUND

Supplement to Prospectus dated May 1, 2015

Multiple Classes - Supplemental Information

Multiple Class Information

AMG Yacktman Focused Fund currently offers Service Class shares and Institutional Class shares. AMG Yacktman Fund currently offers Service Class shares. AMG Yacktman Special Opportunities Fund currently offers Institutional Class shares. In addition to the classes of shares of AMG Yacktman Focused Fund, AMG Yacktman Fund and AMG Yacktman Special Opportunities Fund (each a “Fund,” and collectively, the “Funds”) currently being offered, AMG Yacktman Focused Fund may from time to time issue Investor Class shares, AMG Yacktman Fund may from time to time issue one or more of Investor Class shares or Institutional Class shares and AMG Yacktman Special Opportunities Fund may from time to time issue one or more of Investor Class shares or Service Class shares.

Each class of shares may be subject to different distribution and shareholder servicing arrangements, which may result in differences in the expenses borne by the shareholders of each class and the returns realized by such shareholders. In addition, each class of shares of the Funds is subject to a different minimum initial investment requirement, as described in greater detail below.

Shareholders of Investor Class shares of AMG Yacktman Focused Fund and AMG Yacktman Fund may bear shareholder servicing fees of up to 0.25% for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. Shareholders of Investor Class shares of AMG Yacktman Special Opportunities Fund may bear shareholder servicing fees of up to 0.15% for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. Investor Class shares are also subject to a Rule 12b-1 distribution and service plan adopted by the Board of Trustees of AMG Funds (the “Trust”), as described below. Shareholders of Service Class shares of AMG Yacktman Special Opportunities Fund may bear shareholder servicing fees of up to 0.20% for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies and are not subject to any Rule 12b-1 distribution and service plan. Shareholders of Institutional Class shares do not bear shareholder servicing fees for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies and are not subject to any Rule 12b-1 distribution and service plan.

As a result of these differences in the distribution and servicing arrangements, Investor Class shares can be expected to bear higher expenses than Service Class and Institutional Class shares and to experience lower returns, and Service Class shares can be expected to bear higher expenses than Institutional Class shares and to experience lower returns. In all other material respects, the shares of each class are the same, representing a proportional interest in a Fund.

Performance

Because Investor Class shares of each Fund, Institutional Class shares of AMG Yacktman Fund and Service Class shares of AMG Yacktman Special Opportunities Fund have not commenced operations, the classes have no performance history.

Shareholder Fees (fees paid directly from your investment)

AMG Yacktman Special Opportunities Fund

	Investor Class	Service Class
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 60 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

AMG Yacktman Special Opportunities Fund

	Investor Class	Service Class
Management Fee[1]	1.50%	1.50%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	1.25%	1.30%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	3.04%	2.84%
Fee Waiver and Expense Reimbursements[2]	(0.95)%	(0.95)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	2.09%	1.89%

1	Beginning July 1, 2015, investment management fees are subject to a performance adjustment which may increase or reduce the investment management fees paid by the Fund.
2	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least May 1, 2016, to waive investment management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of investment management fees, shareholder servicing fees, taxes, interest (including interest incurred in connection with bank and custody overdrafts), distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, dividends payable with respect to securities sold short, and extraordinary expenses) of the Fund to an annual rate of 0.15% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses reimbursed or paid to the extent that such repayment would not cause Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated by mutual agreement of the Investment Manager and the AMG Funds’ Board of Trustees, in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund. For purposes of this contractual expense limitation, “investment management fees” includes any performance adjustments.

Example

This Example will help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. With respect to AMG Yacktman Special Opportunities Fund, the Example includes the Fund’s contractual expense limitation through May 1, 2016. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
AMG Yacktman Special Opportunities Fund
Investor Class	$212	$850	$1,513	$3,289
Service Class	$192	$790	$1,415	$3,098

The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.